LEASES (Tables)	6 Months Ended
Jun. 30, 2021
LEASES
Summary of carrying amounts of right-of-use assets for lease, and lease liabilities

Right-of-use assets	RMB’000
Net book amount at January 1, 2021	58,458
Net book amount at June 30, 2021	51,326

Lease liabilities	RMB’000
Net book amount at January 1, 2021 (current of 13,431 and non-current of 46,728)	60,159
Net book amount at June 30, 2021 (current of 15,423 and non-current of 30,789)	46,212

Summary of consolidated income statement showing amounts relating to leases

	Six months ended June 30
	2021	2020
	RMB’000	RMB’000
Depreciation charge of right-of-use assets	7,035	6,279
Interest expense	1,094	410